Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income	$ 2,558,051	$ (2,517,519)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Reversal) allowance for credit loss	(2,016,645)	1,386,885
Depreciation and amortization	36,608	373,068
Operating lease expenses	320,863	24,330
Investment loss	26,235
Deferred tax benefit		(10,617)
Changes in assets and liabilities:
Accounts receivable	(3,976,742)	(1,439,834)
Advance to suppliers	4,851,717	(2,572,054)
Prepaid expenses and other current assets	377,945	(35,407)
Other non-current assets	(543,523)	231,483
Other non-current liabilities	557,359
Accounts payable	(1,029,488)	2,749,836
Contract liability	(1,395,549)	1,319,581
Taxes payable	38,591	(83,343)
Accrued liabilities and other payables	460,037	15,710
Operating lease liability	(123,910)	(28,212)
Net cash provided by (used in) operating activities	141,549	(586,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(12,634)	(16,771)
Increase on acquisition of subsidiaries	9,968
Proceeds on disposition of equity investment	12,053
Proceeds from related party on disposal of a subsidiary	250,812
Repayment from related party	394,471
Investment of equity investments	(9,999,600)
Redemption of short-term investment		(535,834)
Net cash (used in) provided by investing activities	(9,344,930)	(552,605)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	2,981,872	124,400
Repayments of short-term bank loans	(2,703,192)
Repayments of long-term bank loans	(210,403)	(27,644)
Issuance of Class A Ordinary Shares	10,000,000
Repayments of related party loan		13,311
Payment for offering cost	(35,806)
Net cash provided by financing activities	10,032,471	110,067
Effect of exchange rate changes	(18,335)	(34,666)
Net increase (decrease) in cash	810,755	(1,063,297)
Cash at beginning of period	230,563	2,751,309
Cash at end of period	1,041,318	1,688,012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	12,821	52,789
Interest expense paid	133,546	108,853
NONE CASH ACTIVITIES:
Shares issued for acquisition of a subsidiary	1,100,000
Cash not paid on acquisition of a subsidiary	27,102
Right-of-use assets obtained in exchange for operating new lease liabilities	$ 43,117,875